Derivatives - Value of Derivatives Held as Fair Value Hedges (Detail) - Derivatives held as fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 2,966	€ 2,546
Liabilities	4,494	6,282
Nominal amount	122,199	108,170
Fair Value changes used for hedge effectiveness	1,247	671
Result of fair value hedges	€ 370	€ 454